Cover	Mar. 21, 2022
Cover [Abstract]
Entity Registrant Name	KARBON-X CORP.
Entity Central Index Key	0001729637
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--05-31
Entity Emerging Growth Company	false
Document Period End Date	Mar. 21, 2022
Entity File Number	000-56002
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	82-2882342
Entity Address Address Line 1	312 Doherty Drive
Entity Address City Or Town	Quesnel
Entity Address Country	CA
Entity Address Postal Zip Code	V2J 1B5
City Area Code	778
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	256-5730